Concentration of Risks (Tables)	12 Months Ended
Jun. 30, 2025
Concentration of Risks [Abstract]
Schedule of Customer and Supplier Concentration

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the Years Ended June 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Customer A	901,127	35%	3,017,311	41%	*	*
Customer B	381,136	15%	-	-	-	-
Customer C	291,292	11%	-	-	-	-
Customer G	267,403	10%	-	-	-	-

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total account receivables:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Customer D	220,593	25%	-	-
Customer G	160,878	18%	-	-
Customer E	148,756	17%	-	-
Customer F	136,971	16%	-	-
Customer H	-	-	23,030	48%
Customer I	-	-	21,345	45%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Customer A	-	-	5,065,448	98%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years Ended June 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
	USD		USD		USD
Supplier A	282,566	18%	-	-	-	-
Supplier B	-	-	230,571	14%	-	-
Supplier C	-	-	176,266	11%	-	-
Supplier D	-	-	177,418	11%	-	-
Supplier E	-	-	*	*	360,326	14%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payables:

	As of June 30,
	2025		2024
	Amount	%	Amount	%
	USD		USD
Supplier A	79,318	16%	-	-
Supplier G	64,804	13%	-	-
Supplier H	64,657	13%	-	-
Supplier I	53,686	11%	-	-
Supplier J	52,352	11%	-	-
Supplier D	-	-	176,383	41%
Supplier K	-	-	105,266	24%
Supplier B	-	-	84,214	20%
Supplier L	-	-	56,676	13%